Fair value measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	$ 5,532,731		$ 5,542,258
Short-term investments	1,051,074		787,714
Other investments	813,011		704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	7,396,816		7,034,058
Assets held in trust on behalf of operating affiliates	(732,782)	[1]	(651,715)	[2]
Catastrophe bonds	(75,664)		(55,544)
Noncontrolling interest	(430,494)	[3]	(489,402)	[3]
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	6,157,876		5,837,397
U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	760,086		1,364,679
Non-U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	278,728		459,068
U.S. states, municipalities and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	449,623		43,120
Agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	529,231		311,499
Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	37,807		15,759
U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	1,499,706		1,332,484
Non-U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	563,162		714,325
Bank loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	449,004		717,116
Catastrophe bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	75,664		74,551
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	647,482		509,657
Commercial mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	242,238
Fund of hedge funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	1,775		2,303
Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	6,334
Hedge funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	496,960	[3]	561,083	[3]
Private equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	53,371		13,485
Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	244,832		117,399
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	9,739		9,816
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	5,532,731		5,542,258
Short-term investments	1,051,074		787,714
Other investments	813,011		704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	7,396,816		7,034,058
Assets held in trust on behalf of operating affiliates	(732,782)	[1]	(651,715)	[2]
Catastrophe bonds	(75,664)		(55,544)
Noncontrolling interest	(430,494)	[3]	(489,402)	[3]
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	6,157,876		5,837,397
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Short-term investments	942,716	[1]	783,151	[2]
Other investments	0		0
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	942,716		783,151
Assets held in trust on behalf of operating affiliates	(732,782)	[1]	(651,715)	[2]
Catastrophe bonds	0		0
Noncontrolling interest	0	[3]	0	[3]
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	209,934		131,436
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	5,494,983		5,542,258
Short-term investments	108,358	[1]	4,563	[2]
Other investments	156,118		127,215
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	5,759,459		5,674,036
Assets held in trust on behalf of operating affiliates	0	[1]	0	[2]
Catastrophe bonds	(70,664)		(55,544)
Noncontrolling interest	0	[3]	0	[3]
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	5,688,795		5,618,492
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	37,748		0
Short-term investments	0	[1]	0	[2]
Other investments	656,893		576,871
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	694,641		576,871
Assets held in trust on behalf of operating affiliates	0	[1]	0	[2]
Catastrophe bonds	(5,000)		0
Noncontrolling interest	(430,494)	[3]	(489,402)	[3]
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	259,147		87,469
Fair Value, Measurements, Recurring [Member] | U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	760,086		1,364,679
Fair Value, Measurements, Recurring [Member] | U.S. government and government agency | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | U.S. government and government agency | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	760,086		1,364,679
Fair Value, Measurements, Recurring [Member] | U.S. government and government agency | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-U.S. government and government agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	278,728		459,068
Fair Value, Measurements, Recurring [Member] | Non-U.S. government and government agency | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-U.S. government and government agency | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	278,728		459,068
Fair Value, Measurements, Recurring [Member] | Non-U.S. government and government agency | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | U.S. states, municipalities and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	449,623		43,120
Fair Value, Measurements, Recurring [Member] | U.S. states, municipalities and political subdivisions | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | U.S. states, municipalities and political subdivisions | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	449,623		43,120
Fair Value, Measurements, Recurring [Member] | U.S. states, municipalities and political subdivisions | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	529,231		311,499
Fair Value, Measurements, Recurring [Member] | Agency residential mortgage-backed securities | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Agency residential mortgage-backed securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	529,231		311,499
Fair Value, Measurements, Recurring [Member] | Agency residential mortgage-backed securities | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	37,807		15,759
Fair Value, Measurements, Recurring [Member] | Non-agency residential mortgage-backed securities | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-agency residential mortgage-backed securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	37,807		15,759
Fair Value, Measurements, Recurring [Member] | Non-agency residential mortgage-backed securities | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	1,499,706		1,332,484
Fair Value, Measurements, Recurring [Member] | U.S. corporate | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | U.S. corporate | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	1,499,706		1,332,484
Fair Value, Measurements, Recurring [Member] | U.S. corporate | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	563,162		714,325
Fair Value, Measurements, Recurring [Member] | Non-U.S. corporate | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Non-U.S. corporate | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	563,162		714,325
Fair Value, Measurements, Recurring [Member] | Non-U.S. corporate | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Bank loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	449,004		717,116
Fair Value, Measurements, Recurring [Member] | Bank loans | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Bank loans | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	416,256		717,116
Fair Value, Measurements, Recurring [Member] | Bank loans | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	32,748		0
Fair Value, Measurements, Recurring [Member] | Catastrophe bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	75,664		74,551
Fair Value, Measurements, Recurring [Member] | Catastrophe bonds | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Catastrophe bonds | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	70,664		74,551
Fair Value, Measurements, Recurring [Member] | Catastrophe bonds | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	5,000		0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	647,482		509,657
Fair Value, Measurements, Recurring [Member] | Asset-backed securities | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	647,482		509,657
Fair Value, Measurements, Recurring [Member] | Asset-backed securities | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0		0
Fair Value, Measurements, Recurring [Member] | Commercial mortgage backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	242,238
Fair Value, Measurements, Recurring [Member] | Commercial mortgage backed securities | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0
Fair Value, Measurements, Recurring [Member] | Commercial mortgage backed securities | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	242,238
Fair Value, Measurements, Recurring [Member] | Commercial mortgage backed securities | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities	0
Fair Value, Measurements, Recurring [Member] | Fund of hedge funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	1,775		2,303
Fair Value, Measurements, Recurring [Member] | Fund of hedge funds | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Fund of hedge funds | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Fund of hedge funds | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	1,775		2,303
Fair Value, Measurements, Recurring [Member] | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	6,334
Fair Value, Measurements, Recurring [Member] | Preferred stock | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0
Fair Value, Measurements, Recurring [Member] | Preferred stock | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	6,334
Fair Value, Measurements, Recurring [Member] | Preferred stock | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0
Fair Value, Measurements, Recurring [Member] | Hedge funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	496,960	[3]	561,083	[3]
Fair Value, Measurements, Recurring [Member] | Hedge funds | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	[3]	0	[3]
Fair Value, Measurements, Recurring [Member] | Hedge funds | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	[3]	0	[3]
Fair Value, Measurements, Recurring [Member] | Hedge funds | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	496,960	[3]	561,083	[3]
Fair Value, Measurements, Recurring [Member] | Private equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	53,371		13,485
Fair Value, Measurements, Recurring [Member] | Private equity investments | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Private equity investments | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Private equity investments | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	53,371		13,485
Fair Value, Measurements, Recurring [Member] | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	244,832		117,399
Fair Value, Measurements, Recurring [Member] | Investment funds | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Investment funds | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	140,045		117,399
Fair Value, Measurements, Recurring [Member] | Investment funds | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	104,787		0
Fair Value, Measurements, Recurring [Member] | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	9,739		9,816
Fair Value, Measurements, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0		0
Fair Value, Measurements, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	9,739		9,816
Fair Value, Measurements, Recurring [Member] | Mutual funds | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 0		$ 0

[1]	Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by one AlphaCat ILS fund which is consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.
[2]	Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by two AlphaCat ILS funds which are consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.
[3]	Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.